Accrued expenses and other payables (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Accrued selling and marketing expenses	19,069	33,176	5,325
Accrued salaries, bonus and welfare expenses	11,391	13,193	2,118
Other taxes payable	10,422	8,190	1,315
Payable to plant, property and equipment vendors	3,680	4,442	713
Payable to R&D service contractors	1,535	-	-
Advances from customers	733	1,114	179
Other accrued expenses	1,559	9,216	1,478
Total accrued expenses and other payables	48,389	69,331	11,128